STOCK OPTION PLAN (Details) (2008 Stock Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2008 Stock Plan [Member]
Share-based Compensation, Stock Options, Activity [Line Items]
Option Outstanding - Balance	1,829,026	9,206,247
Common Stock Option Outstanding - Options granted Employees	776,924	0
Common Stock Option Outstanding - Options granted Non-Employee	5,746,155	0
Common Stock Option Outstanding - Options Cancelled	(1,210,817)	0
Common Stock Option Outstanding - Options Exercised	(200,000)	(7,377,221)
Option Outstanding - Balance	6,941,288	1,829,026	9,206,247
Common Stock Option Outstanding - Options Vested	6,891,288
Weighted Average Exercise Price - Balance	$ 0.02	$ 0.02
Weighted Average Exercise Price - Options granted Employee	$ 0.05	$ 0
Weighted Average Exercise Price - Options granted Non-Employee	$ 0.05	$ 0
Weighted Average Exercise Price - Options cancelled	$ 0	$ 0
Weighted Average Exercise Price - Options Exercised	$ 0	$ 0.02
Weighted Average Exercise Price - Balance	$ 0.05	$ 0.02	$ 0.02
Outstanding Options Common Weighted Average Remaining Contractual Term - Employee	9 years 2 months 12 days
Outstanding Options Common Weighted Average Remaining Contractual Term - Non-Employee	9 years 2 months 12 days
Outstanding Options Common Weighted Average Remaining Contractual Term - Balance	9 years	6 years 4 months 24 days	6 years 4 months 24 days